Note 22 - Deferred tax assets and liabilities - Net Deferred Tax Liabilities (Assets) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Note 22 - Deferred tax assets and liabilities
Deferred tax assets		$ 831,298	$ 789,615
Deferred tax liabilities		503,941	631,605
Net deferred tax liability (asset)		327,357	158,010
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning of the year		158,010	(60,199)
Translation differences		(764)	89
Changes due to business combinations	[1]	(1,761)	22,177
Charged to other comprehensive income		(217)	2,204
Income statement credit		172,089	193,739
At the end of the year		$ 327,357	$ 158,010

[1]	For the year 2024, related to Mattr’s pipe coating business unit acquisitions. For more information see note 34.